Other Payables - Schedule Other Payables (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Trade and other current payables [abstract]
Salaries and wages	€ 10,491	€ 9,503
Social security contributions	5,285	6,179
Vacation accrual	4,869	4,342
Withholding taxes on payroll and on others	2,902	1,886
Advance payment from the Parent’s majority shareholder	2,500	2,500
Other accounts payable	5,672	9,912
Total	€ 31,719	€ 34,322